UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08050

The Asia Tigers Fund, Inc.

1735 Market Street, 32nd Floor

      Philadelphia, PA 19103

Aberdeen Asset Management, Inc.

1735 Market Street, 32nd Floor

         Philadelphia, PA 19103

Registrant’s telephone number, including area code: 866-839-5205

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

The Asia Tigers Fund, Inc.

Schedule of Investments
As of January 31, 2012 (unaudited)

No. of Shares	Description	Value (US$)
EQUITY SECURITIES-98.6%

China-8.0%
Oil, Gas, & Consumable Fuels-3.8%
1,390,000	PetroChina Co., Ltd. H	$2,032,704

Wireless Telecommunication Services-4.2%
216,700	China Mobile, Ltd.	2,216,043

	Total China (cost $2,916,361)	4,248,747

Hong Kong-27.3%
Commercial Banks-3.8%
154,000	HSBC Holdings PLC	1,292,849
8,522	HSBC Holdings PLC-ADR	356,475
41,000	Wing Hang Bank, Ltd.	378,038

		2,027,362

Communications Equipment-0.9%
48,000	VTech Holdings, Ltd.	500,458

Distributors-1.9%
466,000	Li & Fung, Ltd.	1,019,197

Diversified Financial Services-0.9%
26,700	Hong Kong Exchanges & Clearing, Ltd	463,450

Food & Staples Retailing-1.8%
95,400	Dairy Farm International Holdings, Ltd.	935,874

Industrial Conglomerates-4.1%
70,000	Jardine Strategic Holdings, Ltd.	2,181,200

Insurance-2.1%
340,000	AIA Group, Ltd.	1,135,599

Real Estate Investment Trusts-0.9%
131,000	Link Real Estate Investment Trust	477,239

Real Estate Management & Development-7.0%
74,700	Cheung Kong Holdings, Ltd.	1,005,697
85,000	Sun Hung Kai Properties, Ltd.	1,177,252
727,500	Swire Pacific, Ltd. B	1,544,220

		3,727,169

Semiconductors & Semiconductor Equipment-2.5%
105,600	ASM Pacific Technology, Ltd.	1,359,066

Specialty Retail-1.4%
199,000	Luk Fook Holdings (International), Ltd.	733,948

	Total Hong Kong (cost $12,320,273)	14,560,562

INDIA-12.4%
Automobiles-1.6%
22,500	Hero Motocorp, Ltd.	848,170

Commercial Banks-2.0%
57,706	ICICI Bank, Ltd.	1,052,701

Containers & Packaging-0.2%
39,692	HSIL, Ltd	103,555

Household Durables-0.7%
8,188	TTK Prestige, Ltd.	392,848

IT Services-4.2%
40,281	Infosys, Ltd.	2,234,905

The Asia Tigers Fund, Inc.

Schedule of Investments
As of January 31, 2012 (unaudited)

No. of Shares	Description	Value (US$)
Thrifts & Mortgage Finance-3.7%
140,000	Housing Development Finance Corp., Ltd.	1,972,798

	Total India (cost $5,685,287)	6,604,977

INDONESIA-1.2%
Household Products-1.2%
300,000	PT Unilever Indonesia Tbk (cost $647,673)	654,060

MALAYSIA-7.0%
Chemicals-0.7%
172,000	Petronas Chemicals Group Bhd	377,133

Commercial Banks-2.2%
241,700	CIMB Group Holdings Bhd	549,029
140,000	Public Bank Bhd.(Foreign)	624,984

		1,174,013

Health Care Equipment & Supplies-1.4%
462,500	Top Glove Corp. Bhd	769,313

Hotels, Restaurants, & Leisure-1.6%
232,900	Genting Bhd	851,364

Tobacco-1.1%
35,000	British American Tobacco Bhd	568,376

	Total Malaysia (cost $2,630,558)	3,740,199

PHILIPPINES-1.5%
Commercial Banks-0.3%
128,200	Bank of the Philippine Islands	181,307

Real Estate Management & Development-1.2%
1,500,000	Ayala Land, Inc.	617,698

	Total Philippines (cost $804,936)	799,005

SINGAPORE-19.3%
Aerospace & Defense-3.1%
700,000	Singapore Technologies Engineering, Ltd.	1,644,305

Airlines-1.8%
110,000	Singapore Airlines, Ltd.	972,250

Commercial Banks-6.5%
51,000	DBS Group Holdings, Ltd.	550,265
423,000	Oversea-Chinese Banking Corp., Ltd.	2,896,683

		3,446,948

Diversified Telecommunication Services-2.8%
600,000	Singapore Telecommunications, Ltd.	1,481,068

Industrial Conglomerates-1.4%
90,300	Keppel Corp., Ltd.	780,153

Real Estate Management & Development-3.7%
250,000	City Developments, Ltd.	1,962,814

	Total Singapore (cost $9,189,439)	10,287,538

SOUTH KOREA-6.9%
Semiconductors & Semiconductor Equipment-6.9%
3,713	Samsung Electronics Co., Ltd. (cost $983,727)	3,658,958

TAIWAN-6.5%
Semiconductors & Semiconductor Equipment-4.4%
888,583	Taiwan Semiconductor Manufacturing Co., Ltd.	2,357,542

Wireless Telecommunication Services-2.1%
360,000	Taiwan Mobile Co., Ltd.	1,088,973

	Total Taiwan (cost $2,366,041)	3,446,515

The Asia Tigers Fund, Inc.

Schedule of Investments
As of January 31, 2012 (unaudited)

No. of Shares	Description	Value (US$)
THAILAND-4.2%
Commercial Banks-1.1%
140,900	Kasikornbank PCL (NVDR)	587,748

Oil, Gas, & Consumable Fuels-3.1%
290,000	PTT Exploration & Production PCL (Foreign)	1,659,822

	Total Thailand (cost $2,151,832)	2,247,570

UNITED KINGDOM-4.3%
Commercial Banks-4.3%
95,000	Standard Chartered PLC (London Listed) (cost $2,150,268)	2,299,706

	Total Investments-98.6% (cost $41,846,395)	52,547,837

	Cash and Other Assets in Excess of Liabilities—1.4%	757,817

	Net Assets-100.0%	$53,305,654

Footnotes and Abbreviations

ADR	American Depository Receipts
NVDR	Non-Voting Depository Receipts

The Asia Tigers Fund, Inc.

Notes to the Schedule of Investments (unaudited)

January 31, 2012

(a) Security Valuation:

Investments are stated at estimated fair value in the accompanying financial statements. All securities for which market quotations are readily available are valued at:

(i) the last sales price prior to the time of determination if there was a sale on the date of determination,

(ii) the mean between the last current bid and asked prices, if there was no sales price on such date and bid and asked quotations are available, or

(iii) the last available closing price if no bid or asked price is available on such date, if deemed representative of fair value.

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination or for which the spread between the bid and asked prices is considered excessive may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates market value. Securities for which market values are not readily ascertainable are carried at fair value as determined in good faith by or under the supervision of the Board of Directors. The net asset value per share of the Fund is calculated daily.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

For the period ended January 31, 2012, there have been no significant changes to the valuation procedures approved by the board.

The Asia Tigers Fund, Inc.

Notes to the Schedule of Investments (unaudited) (continued)

January 31, 2012

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical securities.

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or Investee Companies such as publicly traded prices, financial statements, capital statements.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value. Refer to the Schedule of Investments for a detailed breakout of the security types.

Investments, at value	Level 1	Level 2	Level 3	Balance as of 1/31/2012
Financials	$21,126,552	$—	$—	$21,126,552
Information Technology	10,110,929	—	—	10,110,929
Industrials	5,577,907	—	—	5,577,907
Telecommunications	4,786,086	—	—	4,786,086
Consumer Discretionary	3,845,526	—	—	3,845,526
Energy	3,692,526	—	—	3,692,526
Consumer Staples	2,158,310	—	—	2,158,310
Health Care	769,313	—	—	769,313
Materials	480,688	—	—	480,688

Total	$52,547,837	$—	$—	$52,547,837

The Fund held no level 2 or 3 securities at January 31, 2012.

For the three month period ended January 31, 2012, there were no significant transfers in or out of Level 1, Level 2, and Level 3 fair value measurements and no significant changes to the fair valuation methologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements, whereby securities are purchased from a counterparty under an agreement to resell them at a future date at the same price plus accrued interest. The Fund is exposed to credit risk on repurchase agreements to the extent that the counterparty defaults on its obligation to repurchase the securities, and the market value of such securities held by the Fund, including any accrued interest or dividends on such securities, is less than the face amount of the repurchase agreement plus accrued interest. As of January 31, 2012 the Fund did not hold a repurchase agreement.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii) purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Asia Tigers Fund, Inc.

Notes to the Schedule of Investments (unaudited) (continued)

January 31, 2012

The Fund generally does not isolate that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. However, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies

(f) Federal Income Tax Cost:

At January 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $41,976,456, $10,643,342, $(71,961) and $10,571,381 respectively.

The Asia Tigers Fund, Inc.

Notes to the Schedule of Investments (unaudited) (continued)

January 31, 2012

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

(g) Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures or adjustments were required to the report as of January 31, 2012.

Item 2.	Controls and Procedures.

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Asia Tigers Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson, President
Principal Executive Officer

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson, President
Principal Executive Officer

Date: March 26, 2012

By:	/s/ Andrea Melia
Andrea Melia, Treasurer
Principal Financial Officer

Date: March 26, 2012